SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of short-term investments [Abstract]
SHORT-TERM INVESTMENTS
Note 6: -	Short-Term Investments

	December 31,
	2017	2016
	In thousands

Marketable securities (equity and debt) at fair value through profit or loss	$1,663	$1,490
Bank deposits in USD (1)	20,078	8,010
Available for sale debt securities	8,597	9,164

	$30,338	$18,664

(1)	The deposits bear interest of 1.70%-2.3% and 1.69%- 1.84% per year, as of December 31, 2017 and 2016, respectively.